Fair Value Measurements - Valuation Assumptions (Details) - Recurring - Level 3 - Warrant liability	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 23, 2014	Jul. 20, 2014	Dec. 31, 2014
Fair value valuation assumptions
Expected term of warrants	10 years	8 years 7 months 24 days	9 years 7 months 2 days
Expected volatility rate	58.01%	53.94%	56.00%
Risk-free rate	2.44%	2.23%	2.42%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%